Business Combinations (Narrative) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Propane and related equipment sales [Member]
Aggregate fair value of transactions							$ 7,731,000	$ 38,661,000	$ 39,221,000
Payments to Acquire Businesses, Gross							4,250,000	34,219,000	37,186,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable							3,000,000	1,500,000	0
Issuance of liabilities and other costs and considerations							481,000	2,942,000	2,035,000
Business Combination, Consideration Transferred							7,731,000	38,661,000	39,221,000
Midstream Operations - Water Solutions [Member]
Aggregate fair value of transactions							74,677,000	130,340,000	0
Business Combination, Prior Period Adjustment, Working Capital							1,400,000
Proceeds from equity offering, net of issuance costs								50,000,000
Payments to Acquire Businesses, Gross							74,677,000	127,785,000	0
Issuance of liabilities and other costs and considerations							0	2,555,000	0
Business Combination, Consideration Transferred							74,677,000	130,340,000	$ 0
Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized	$ 3,870,000	$ 1,038,000	$ 0	$ 0	$ 4,908,000	$ 0	16,373,000	$ 0
Aggregate fair value of transactions	$ 822,452,000	822,452,000			822,452,000		822,452,000
Payments to Acquire Businesses, Gross		560,000,000			560,000,000		560,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		260,000,000			260,000,000		260,000,000
Issuance of liabilities and other costs and considerations		2,500,000			2,500,000		2,500,000
Business Combination, Consideration Transferred		$ 822,500,000			$ 822,500,000		822,500,000
Minimum [Member] | Midstream Operations - Water Solutions [Member]
Potential Undiscounted Contingent Consideration Payments							0
Maximum [Member] | Midstream Operations - Water Solutions [Member]
Potential Undiscounted Contingent Consideration Payments							$ 2,000,000